BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Accounting Policies [Abstract]
BASIS OF PREPARATION

2.1 BASIS OF PREPARATION

The summary of significant accounting policies presented below is designed to assist in understanding the Company’s financial statements. Such financial statements and accompanying notes are the representations of the Company’s management, who are responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America (“GAAP”) in all material respects and have been consistently applied in preparing the accompanying financial statements.

2.1 BASIS OF PREPARATION

The summary of significant accounting policies presented below is designed to assist in understanding the Company’s financial statements. Such financial statements and accompanying notes are the representations of the Company’s management, who are responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America (“GAAP”) in all material respects and have been consistently applied in preparing the accompanying financial statements.

PRINCIPLES OF CONSOLIDATION

2.2 PRINCIPLES OF CONSOLIDATION

The Company’s consolidated financial statements include the financial statements of the Company and entities controlled by the Company and its subsidiaries.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers; or has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the stockholders or equity holders.

All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

2.2 PRINCIPLES OF CONSOLIDATION

The Company’s consolidated financial statements include the financial statements of the Company and entities controlled by the Company and its subsidiaries.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers; or has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the stockholders or equity holders.

All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

NON-CONTROLLING INTERESTS

2.3 NON-CONTROLLING INTERESTS

For the Company’s non-whole-owned subsidiaries, a non-controlling interest is recognized to reflect the portion of equity that is not attributable, directly or indirectly, to the Company. Non-controlling interests are classified as a separate line item in the equity section of the Company’s consolidated balance sheets and have been separately disclosed in the Company’s consolidated statements of operations and comprehensive (loss)/income to distinguish the interests from that of the Company.

2.3 NON-CONTROLLING INTERESTS

For the Company’s non-whole-owned subsidiaries, a non-controlling interest is recognized to reflect the portion of equity that is not attributable, directly or indirectly, to the Company. Non-controlling interests are classified as a separate line item in the equity section of the Company’s consolidated balance sheets and have been separately disclosed in the Company’s consolidated statements of operations and comprehensive (loss)/income to distinguish the interests from that of the Company.

EARNINGS PER SHARE

2.4 EARNINGS PER SHARE

Basic earnings per common share are calculated by dividing net income or loss attributable to common stockholders by the weighted-average number of shares of Common Stock outstanding during the period.

Diluted earnings per common share reflect the potential dilution that could occur if securities or other contracts to issue Common Stock, such as stock options, warrants, or equity awards, were exercised or vested and resulted in the issuance of Common Stock that would share in the earnings of the Company. Potentially dilutive securities are excluded from the calculation of diluted earnings per share when their effect would be anti-dilutive.

On December 5, 2025, the Company effected a 1-for-20 reverse stock split of its issued and outstanding shares of Common Stock, par value $0.00001 per share. All share and per-share amounts presented in the consolidated financial statements and accompanying notes have been retrospectively adjusted to reflect the Reverse Stock Split.

2.4 EARNINGS PER SHARE

Basic earnings per common share are calculated by dividing net income or loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period.

Diluted earnings per common share reflect the potential dilution that could occur if securities or other contracts to issue common stock, such as stock options, warrants, or equity awards, were exercised or vested and resulted in the issuance of common stock that would share in the earnings of the Company. Potentially dilutive securities are excluded from the calculation of diluted earnings per share when their effect would be anti-dilutive.

On December 5, 2025, the Company effected a 1-for-20 reverse stock split of its issued and outstanding shares of common stock, par value $0.00001 per share. All share and per-share amounts presented in the consolidated financial statements and accompanying notes have been retrospectively adjusted to reflect the reverse stock split.

As of September 30, 2025 and 2024, the Company had 1,289,937 and 11,765 common stock equivalents outstanding, respectively, consisting of stock options and warrants. For the periods presented, the Company incurred a net loss; accordingly, all common stock equivalents were anti-dilutive and excluded from the calculation of diluted net loss per common share.

GOING CONCERN AND CAPITAL CONSIDERATIONS

2.5 GOING CONCERN AND CAPITAL CONSIDERATIONS

The Company has incurred recurring losses and negative cash flows from operations since inception. As of December 31, 2025, the Company had cash of $45,356 and negative working capital of $7,493,110. The Company expects that it will need to raise additional capital immediately to continue funding its operations. There can be no assurance that such financing will be available on acceptable terms, or at all.

As of December 31, 2025, the Company held 730 Bitcoin with a carrying amount of $63,978,821. While these digital assets may be monetized, their value is subject to significant market volatility, and they do not represent committed or assured sources of financing.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the consolidated financial statements are issued.

Management’s plans to address these conditions include raising additional equity or debt financing and executing its revised business strategy. However, as of the issuance date of these consolidated financial statements, management’s plans have not alleviated the substantial doubt about the Company’s ability to continue as a going concern.

The consolidated financial statements have been prepared on a going concern basis and do not include any adjustments that might result from the outcome of this uncertainty.

2.5 GOING CONCERN AND CAPITAL CONSIDERATIONS

The Company has incurred recurring losses and negative cash flows from operations since inception. As of September 30, 2025, the Company had cash of $137,287 and negative working capital of $10,518,757. The Company expects that it will need to raise additional capital immediately to continue funding its operations. There can be no assurance that such financing will be available on acceptable terms, or at all.

As of September 30, 2025, the Company held 500 Bitcoin with a carrying amount of $57,024,465. Subsequent to quarter end, the Company obtained additional liquidity through the sale of maca inventory and the exercise of warrants and subsequently purchased an additional 230 Bitcoin. While these digital assets may be monetized, their value is subject to significant market volatility, and they do not represent committed or assured sources of financing.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the consolidated financial statements are issued.

Management’s plans to address these conditions include raising additional equity or debt financing and executing its revised business strategy. However, as of the issuance date of these consolidated financial statements, management’s plans have not alleviated the substantial doubt about the Company’s ability to continue as a going concern.

The consolidated financial statements have been prepared on a going concern basis and do not include any adjustments that might result from the outcome of this uncertainty.

USE OF ESTIMATES

2.6 USE OF ESTIMATES

In preparing these consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amount of revenues and expenses during the reporting periods. Areas where management uses subjective judgment include, but are not limited to valuation of inventories and inventory impairment, fair value measurements of digital assets, assessment of goodwill impairment, allowance for credit losses, recoverability of deferred tax assets, and the recognition and measurement of revenue. These estimates, judgments, and assumptions can affect the reported amounts of assets and liabilities as of the date of the financial statements as well as the reported amounts of revenues and expenses during the periods presented. Actual results could differ from those estimates.

2.6 USE OF ESTIMATES

In preparing these consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amount of revenues and expenses during the reporting periods. Areas where management uses subjective judgment include, but are not limited to valuation of inventories and inventory impairment, fair value measurements of digital assets, assessment of goodwill impairment, allowance for credit losses, recoverability of deferred tax assets, and the recognition and measurement of revenue. These estimates, judgments, and assumptions can affect the reported amounts of assets and liabilities as of the date of the financial statements as well as the reported amounts of revenues and expenses during the periods presented. Actual results could differ from those estimates.

FAIR VALUE MEASUREMENTS

2.7 FAIR VALUE MEASUREMENTS

The Company applies the fair value measurement guidance in ASC 820, Fair Value Measurements, which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a fair value hierarchy that prioritizes the inputs used in valuation techniques and requires disclosures of fair value measurements by hierarchy level.

The fair value hierarchy prioritizes quoted prices in active markets for identical assets or liabilities (Level 1) as the highest priority and unobservable inputs (Level 3) as the lowest priority. Valuation techniques used to measure fair value include the market approach, the income approach, and the cost approach.

The classification of an asset or liability within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The three levels of the fair value hierarchy are as follows:

Level 1 — Quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 — Unobservable inputs that reflect the Company’s own assumptions.

The Company measures certain assets and liabilities at fair value on both a recurring and non-recurring basis, including digital assets and financial instruments with embedded features, when applicable. The carrying amounts of cash, accounts receivable, accounts payable, accrued expenses, other payables, convertible notes and other current liabilities approximate their fair values due to the short-term maturities of these instruments.

2.7 FAIR VALUE MEASUREMENTS

The Company applies the fair value measurement guidance in ASC 820, Fair Value Measurements, which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a fair value hierarchy that prioritizes the inputs used in valuation techniques and requires disclosures of fair value measurements by hierarchy level.

The fair value hierarchy prioritizes quoted prices in active markets for identical assets or liabilities (Level 1) as the highest priority and unobservable inputs (Level 3) as the lowest priority. Valuation techniques used to measure fair value include the market approach, the income approach, and the cost approach.

The classification of an asset or liability within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The three levels of the fair value hierarchy are as follows:

Level 1 — Quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 — Unobservable inputs that reflect the Company’s own assumptions.

The Company measures certain assets and liabilities at fair value on both a recurring and non-recurring basis, including digital assets and financial instruments with embedded features, when applicable. The carrying amounts of cash, accounts receivable, accounts payable, accrued expenses, other payables, convertible notes and other current liabilities approximate their fair values due to the short-term maturities of these instruments.

CASH AND CASH EQUIVALENTS

2.8 CASH AND CASH EQUIVALENTS

The Company considers cash on hand and demand deposits to be cash. Highly liquid investments with original maturities of three months or less at the date of purchase are considered cash equivalents, provided such investments are readily convertible to known amounts of cash and are subject to insignificant risk of changes in value. The Company did not hold any cash equivalents as of December 31, 2025 and 2024.

2.8 CASH AND CASH EQUIVALENTS

The Company considers cash on hand and demand deposits to be cash. Highly liquid investments with original maturities of three months or less at the date of purchase are considered cash equivalents, provided such investments are readily convertible to known amounts of cash and are subject to insignificant risk of changes in value. The Company did not hold any cash equivalents as of September 30, 2025 and 2024.

ACCOUNTS RECEIVABLES, NET

2.9 ACCOUNTS RECEIVABLES, NET

Accounts receivables are recorded at invoiced amounts and are evaluated periodically for collectability. The Company estimates an allowance for credit losses based on historical loss experience, the creditworthiness of customers, known and inherent risks in the receivable portfolio, and current economic conditions. Accounts receivables are written off against the allowance for credit losses when they are deemed uncollectible.

2.9 ACCOUNTS RECEIVABLES, NET

Accounts receivables are recorded at invoiced amounts and are evaluated periodically for collectability. The Company estimates an allowance for credit losses based on historical loss experience, the creditworthiness of customers, known and inherent risks in the receivable portfolio, and current economic conditions. Accounts receivables are written off against the allowance for credit losses when they are deemed uncollectible.

INVENTORIES, NET

2.10 INVENTORIES, NET

Inventories, consisting primarily of raw materials and finished goods held for production and sale, are stated at the lower of cost or net realizable value. Inventory cost is determined using the weighted-average cost method. The Company reviews inventory levels on a quarterly basis and records inventory valuation allowances or write-downs, as necessary, to reflect net realizable value based on factors such as inventory aging, historical and forecasted demand, and market conditions.

2.11 INVENTORIES, NET

Inventories, consisting primarily of raw materials and finished goods held for production and sale, are stated at the lower of cost or net realizable value. Inventory cost is determined using the weighted-average cost method. The Company reviews inventory levels on a quarterly basis and records inventory valuation allowances or write-downs, as necessary, to reflect net realizable value based on factors such as inventory aging, historical and forecasted demand, and market conditions.

FOREIGN CURRENCY TRANSLATION

2.11 FOREIGN CURRENCY TRANSLATION

The financial position and results of operations of each of the Company’s foreign subsidiaries are measured using the foreign subsidiary’s local currency as the functional currency. Revenues and expenses of each such subsidiary have been translated into U.S. dollars at average exchange rates prevailing during the period. Assets and liabilities have been translated at the rates of exchange on the balance sheet date. The resulting translation gain and loss adjustments are recorded directly as a separate component of stockholders’ equity, unless there is a sale or complete liquidation of the underlying foreign investment.

Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

2.13 FOREIGN CURRENCY TRANSLATION

The financial position and results of operations of each of the Company’s foreign subsidiaries are measured using the foreign subsidiary’s local currency as the functional currency. Revenues and expenses of each such subsidiary have been translated into U.S. dollars at average exchange rates prevailing during the period. Assets and liabilities have been translated at the rates of exchange on the balance sheet date. The resulting translation gain and loss adjustments are recorded directly as a separate component of stockholders’ equity, unless there is a sale or complete liquidation of the underlying foreign investment.

Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

REVENUE RECOGNITION

2.12 REVENUE RECOGNITION

The Company adopted ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”). Under ASC 606, the Company recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration expected to be received in exchange for those goods or services. To determine revenue recognition for arrangements that the Company determines are within the scope of ASC 606, the Company performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration, if any; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the Company satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the Company will collect the consideration to which it is entitled in exchange for the goods or services it transfers to the customer. Once a contract is determined to be within the scope of ASC 606 at contract inception, the Company reviews the contract to determine which performance obligations it must deliver and which of these performance obligations are distinct. The Company recognizes as revenue the amount of the transaction price that is allocated to each performance obligation when that performance obligation is satisfied or as it is satisfied.

The Company primarily generates revenue from the trading and sale of goods. Revenue from product revenue is recognized when the Company satisfies its performance obligation by transferring control of the goods to the customer, which generally occurs upon delivery, when title and risk of loss pass to the customer.

For its product trading activities, the Company acts as the principal, as it controls the goods prior to transfer to the customer, bears inventory risk, and has discretion in establishing pricing. Accordingly, product revenue is recognized on a gross basis.

For service arrangements, the Company evaluates whether it controls the services prior to transfer to the customer. When the Company is determined to be the principal, service revenue is also recognized on a gross basis.

2.14 REVENUE RECOGNITION

The Company adopted ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”). Under ASC 606, the Company recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration expected to be received in exchange for those goods or services. To determine revenue recognition for arrangements that the Company determines are within the scope of ASC 606, the Company performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration, if any; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the Company satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the Company will collect the consideration to which it is entitled in exchange for the goods or services it transfers to the customer. Once a contract is determined to be within the scope of ASC 606 at contract inception, the Company reviews the contract to determine which performance obligations it must deliver and which of these performance obligations are distinct. The Company recognizes as revenue the amount of the transaction price that is allocated to each performance obligation when that performance obligation is satisfied or as it is satisfied.

The Company primarily generates revenue from the trading and sale of goods. Revenue from product revenue is recognized when the Company satisfies its performance obligation by transferring control of the goods to the customer, which generally occurs upon delivery, when title and risk of loss pass to the customer.

For its product trading activities, the Company acts as the principal, as it controls the goods prior to transfer to the customer, bears inventory risk, and has discretion in establishing pricing. Accordingly, product revenue is recognized on a gross basis.

For service arrangements, the Company evaluates whether it controls the services prior to transfer to the customer. When the Company is determined to be the principal, service revenue is also recognized on a gross basis.

For the year ended September 30, 2025, the Company entered into a single contract to provide specialized technology development services related to the Computing Power Product Series. The contract involved custom software development services tailored to the customer’s specifications. The Company concluded that the performance obligation was satisfied at a point in time, and revenue was recognized when control of the delivery was transferred to the customer.

RETURN AND EXCHANGE POLICY

2.13 RETURN AND EXCHANGE POLICY

All products are inspected and securely packaged prior to shipment to help ensure that customers receive products in satisfactory condition. Customers may return products if they are not satisfied, in which case the Company will provide an exchange or refund of the purchase price, net of shipping charges. Return policies for wholesale customers vary in accordance with the terms of their respective agreements.

Under certain customer agreements, the Company provides chargebacks, pursuant to which the Company reimburses customers for a portion of the costs incurred to advertise and promote the Company’s products. The Company estimates and accrues such chargebacks based on contractual terms and historical experience. Chargebacks and returns, when applicable, are recorded as reductions of revenue and reflected in net sales.

For the three months ended December 31, 2025 and 2024, the Company did not record any material sales allowances related to estimated product returns or chargebacks.

2.15 RETURN AND EXCHANGE POLICY

All products are inspected and securely packaged prior to shipment to help ensure that customers receive products in satisfactory condition. Customers may return products if they are not satisfied, in which case the Company will provide an exchange or refund of the purchase price, net of shipping charges. Return policies for wholesale customers vary in accordance with the terms of their respective agreements.

Under certain customer agreements, the Company provides chargebacks, pursuant to which the Company reimburses customers for a portion of the costs incurred to advertise and promote the Company’s products. The Company estimates and accrues such chargebacks based on contractual terms and historical experience. Chargebacks and returns, when applicable, are recorded as reductions of revenue and reflected in net sales.

For the years ended September 30, 2025 and 2024, the Company did not record any material sales allowances related to estimated product returns or chargebacks.

COST RECOGNITION

2.14 COST RECOGNITION

The Company is engaged in the trading of goods and the provision of related services, with its cost of revenue covering products under the Maca Product Series, the Homology of Medicine and Food Series, and the Computing Power Product Series.

For the Maca Product Series, which consists of plant-based products, the Company operates a trading model whereby it procures Maca raw materials and engages third-party processors for production. Costs recognized for this product series primarily include the purchase cost of Maca raw materials, packaging costs, freight and logistics costs, and other directly attributable processing-related expenses.

For the Homology of Medicine and Food Series, the Company operates as a trading intermediary, and the cost of revenue primarily comprises the procurement cost of finished goods purchased from third-party suppliers.

For the Computing Power Product Series, the Company provides technical services supported by the procurement of equipment and development services. The cost of revenue mainly consists of technical development service fees and equipment purchase costs incurred in connection with the delivery of such services.

2.16 COST RECOGNITION

The Company is engaged in the trading of goods and the provision of related services, with its cost of revenue covering products under the Maca Product Series, the Homology of Medicine and Food Series, and the Computing Power Product Series.

For the Maca Product Series, which consists of plant-based products, the Company operates a trading model whereby it procures Maca raw materials and engages third-party processors for production. Costs recognized for this product series primarily include the purchase cost of Maca raw materials, packaging costs, freight and logistics costs, and other directly attributable processing-related expenses.

For the Homology of Medicine and Food Series, the Company operates as a trading intermediary, and the cost of revenue primarily comprises the procurement cost of finished goods purchased from third-party suppliers.

For the Computing Power Product Series, the Company provides technical services supported by the procurement of equipment and development services. The cost of revenue mainly consists of technical development service fees and equipment purchase costs incurred in connection with the delivery of such services.

PROPERTY AND EQUIPMENT, NET

2.15 PROPERTY AND EQUIPMENT, NET

Property and equipment are stated at cost and depreciated over their estimated useful lives, with accumulated depreciation and impairment losses recorded as reductions of carrying amounts. Depreciation is computed using the straight-line method over the following estimated useful lives:

-	Office equipment: 3 years
-	Machinery and other equipment: 5 years

2.17 PROPERTY AND EQUIPMENT, NET

Property and equipment are stated at cost and depreciated over their estimated useful lives, with accumulated depreciation and impairment losses recorded as reductions of carrying amounts. Depreciation is computed using the straight-line method over the following estimated useful lives:

-	Office equipment: 3 years
-	Machinery and other equipment: 5 years

LONG LIVED ASSETS

2.16 LONG LIVED ASSETS

The Company tests long-lived assets or asset groups for recoverability when events or changes in circumstances indicated that their carrying amount may not be recoverable. Circumstances which could trigger a review include, but are not limited to: significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and a current expectation that the asset will more likely than not be sold or disposed significantly before the end of its estimated useful life. Recoverability is assessed based on the carrying amount of the asset and the sum of the undiscounted cash flows expected to result from the use and the eventual disposal of the asset, as well as specific appraisal in certain instances.

2.18 LONG LIVED ASSETS

The Company tests long-lived assets or asset groups for recoverability when events or changes in circumstances indicated that their carrying amount may not be recoverable. Circumstances which could trigger a review include, but are not limited to: significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and a current expectation that the asset will more likely than not be sold or disposed significantly before the end of its estimated useful life. Recoverability is assessed based on the carrying amount of the asset and the sum of the undiscounted cash flows expected to result from the use and the eventual disposal of the asset, as well as specific appraisal in certain instances.

INTANGIBLE ASSETS

2.17 INTANGIBLE ASSETS

Intangible assets with finite useful lives that are acquired are carried at cost less accumulated amortization and accumulated impairment losses. Amortization expense is recognized on a straight-line basis over the estimated useful lives of the intangible assets. The estimated useful lives and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimates being accounted for on a prospective basis. The Company has finite useful life intangible assets related to acquired tradename and software.

2.19 INTANGIBLE ASSETS

Intangible assets with finite useful lives that are acquired are carried at cost less accumulated amortization and accumulated impairment losses. Amortization expense is recognized on a straight-line basis over the estimated useful lives of the intangible assets. The estimated useful lives and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimates being accounted for on a prospective basis. The Company have finite useful life intangible assets related to acquired tradename and software.

DIGITAL ASSETS

2.18 DIGITAL ASSETS

The Company’s digital assets consist solely of Bitcoin. Digital assets are initially recorded at cost and subsequently remeasured at fair value in accordance with ASU 2023-08. Changes in fair value are recognized in earnings each reporting period.

The fair value of Bitcoin is determined using quoted prices in active markets on Binance, which the Company has determined to be its principal market. Fair value measurements of digital assets are classified within Level 1 of the fair value hierarchy. Changes in fair value are recognized in the consolidated statements of operations within “Fair value variation”

The Company applies the first-in, first-out (FIFO) method to determine the cost basis of digital assets disposed of, if any.

2.20 DIGITAL ASSETS

The Company’s digital assets consist solely of Bitcoin. Digital assets are initially recorded at cost and subsequently remeasured at fair value in accordance with ASU 2023-08. Changes in fair value are recognized in earnings each reporting period.

The fair value of Bitcoin is determined using quoted prices in active markets on Binance, which the Company has determined to be its principal market. Fair value measurements of digital assets are classified within Level 1 of the fair value hierarchy. Changes in fair value are recognized in the consolidated statements of operations within “Fair value variation”

The Company applies the first-in, first-out (FIFO) method to determine the cost basis of digital assets disposed of, if any.

INCOME TAXES

2.19 INCOME TAXES

In accordance with ASC 740 - Income Taxes, the provision for income taxes is computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized.

The Company also follows the guidance related to accounting for income tax uncertainties. In accounting for uncertainty in income taxes, the Company recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the more likely than not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority.

2.22 INCOME TAXES

In accordance with ASC 740 - Income Taxes, the provision for income taxes is computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized.

The Company also follows the guidance related to accounting for income tax uncertainties. In accounting for uncertainty in income taxes, the Company recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the more likely than not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority.

RELATED PARTIES

2.20 RELATED PARTIES

A party is considered to be related to the Company if the party directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

2.23 RELATED PARTIES

A party is considered to be related to the Company if the party directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

STOCK BASED COMPENSATION

2.21 STOCK BASED COMPENSATION

We account for share-based awards issued to employees in accordance with Accounting Standards Codification (ASC) 718, “Compensation-Stock Compensation.” Accordingly, employee share-based payment compensation is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the requisite service period, which is normally the vesting period. Share-based compensation to directors is treated in the same manner as share-based compensation to employees, regardless of whether the directors are also employees. In June 2018, the FASB issued ASU 2018-07 which simplifies several aspects of the accounting for non-employee transactions by stipulating that the existing accounting guidance for share-based payments to employees (accounted for under ASC Topic 718, “Compensation-Stock Compensation”) will also apply to non-employee share-based transactions (accounted for under ASC Topic 505, “Equity”). The Company implemented ASU 2018-07 on October 1, 2019 and the impact of the implementation was not material to the financial statements.

During the three months ended December 31, 2025, the Company issued an aggregate of 363,970 shares of Common Stock under the 2025 Equity Incentive Plan.

2.24 STOCK BASED COMPENSATION

We account for share-based awards issued to employees in accordance with Accounting Standards Codification (ASC) 718, “Compensation-Stock Compensation”. Accordingly, employee share-based payment compensation is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the requisite service period, which is normally the vesting period. Share-based compensation to directors is treated in the same manner as share-based compensation to employees, regardless of whether the directors are also employees. In June 2018, the FASB issued ASU 2018-07 which simplifies several aspects of the accounting for non-employee transactions by stipulating that the existing accounting guidance for share-based payments to employees (accounted for under ASC Topic 718, “Compensation-Stock Compensation”) will also apply to non-employee share-based transactions (accounted for under ASC Topic 505, “Equity”). The Company implemented ASU 2018-07 on October 1, 2019 and the impact of the implementation was not material to the financial statements.

During the year, the Company issued an aggregate of 50,000 shares of common stock under the 2024 Equity Incentive Plan, consisting of 40,000 shares issued on December 24, 2024 and 10,000 shares issued on April 22, 2025. These amounts reflect the impact of the 1-for-20 reverse stock split, under which 1,000,000 shares issued prior to the stock split were retroactively adjusted to 50,000 shares.

COMPREHENSIVE INCOME/LOSS

2.22 COMPREHENSIVE INCOME/LOSS

Comprehensive income/loss is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. Among other disclosures, all items that are required to be recognized under current accounting standards as components of comprehensive income/loss are required to be reported in a financial statement that is presented with the same prominence as other financial statements. The Company’s current component of other comprehensive income/loss pertains to foreign currency translation adjustments.

2.25 COMPREHENSIVE INCOME/LOSS

Comprehensive income/loss is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. Among other disclosures, all items that are required to be recognized under current accounting standards as components of comprehensive income/loss are required to be reported in a financial statement that is presented with the same prominence as other financial statements. The Company’s current component of other comprehensive income/loss pertains to foreign currency translation adjustments.

EXPECTED CREDIT LOSS

2.10 EXPECTED CREDIT LOSS

In 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASC 326”), which requires entities to measure expected credit losses for financial assets measured at amortized cost, including accounts receivable and other receivables, using a current expected credit loss (“CECL”) model. The CECL model is based on historical experience, adjusted for management’s judgment regarding the effects of current conditions and reasonable and supportable forecasts of future economic conditions.

The Company’s accounts receivable and other receivables included in prepayments and other current assets are within the scope of ASC 326. The Company evaluates credit losses by identifying relevant risk characteristics of its customers and related receivables, including the size of the customer, the nature of the products or services provided, or a combination of these factors. Receivables with similar risk characteristics are grouped into pools.

For each pool, the Company considers historical credit loss experience, current economic conditions, reasonable and supportable forecasts of future economic conditions, and recoveries in estimating lifetime expected credit losses. Additional factors considered include customer demographics, payment terms, industry-specific risks, and relevant external and macroeconomic data.

The Company recorded allowance for credit losses of $2,107 and $3,450,141, respectively, related to accounts receivable for the years ended September 30, 2025 and 2024, which are presented as a separate line item in the consolidated statements of operations.

BUSINESS COMBINATIONS

2.12 BUSINESS COMBINATIONS

Business combinations are recorded using the acquisition method of accounting, and the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of the (i) the total of consideration paid, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the subsidiary acquired over (ii) the fair value of the identifiable net assets of the subsidiary acquired is recorded as goodwill. If the consideration of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized as loss on acquisition directly in the consolidated statements of operations and comprehensive (loss)/income.

GOODWILL

2.21 GOODWILL

Goodwill represents the excess of the purchase price of an acquired business over the amount assigned to the assets acquired and liabilities assumed. Goodwill is not amortized but are subject to impairment testing on an annual basis or more frequently if events or circumstances indicate a potential impairment. These events or circumstances could include a significant change in the business climate, regulatory environment, established business plans, operating performance indicators or competition. Potential impairment indicators may also include, but are not limited to, (i) significant changes to estimates and assumptions used in the most recent annual or interim impairment testing, (ii) downward revisions to internal forecasts, and the magnitude thereof, (iii) declines in our market capitalization below our book value, and the magnitude and duration of those declines, (iv) a reorganization resulting in a change to our operating segments, and (v) other macroeconomic factors, such as increases in interest rates that may affect the weighted average cost of capital, volatility in the equity and debt markets, or fluctuations in foreign currency exchange rates that may negatively impact our reported results of operations.